Accounts Receivable, Net - Schedule of Movement of the Allowance for Expected Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Expected Credit Losses [Line Items]
Balance at beginning of the year	$ (2,561,803)	$ (1,596,858)
Current period addition		(216,180)
Reversal of allowance	151,398
Foreign exchange difference	21,953	(32,264)
Balance at end of the year	$ (2,388,452)	$ (1,845,302)